Convertible debentures (Tables)	9 Months Ended
Aug. 31, 2019
Related Party Transactions [Abstract]
Schedule of related party transactions
	August 31,	November 30,
	2019	2018
Convertible debenture payable to two directors and officers of the Company, unsecured, 12% annual interest rate, payable monthly (“2019 Debenture”)	$1,050,000	-
Convertible debenture payable to two directors and officers of the Company, unsecured, 12% annual interest rate, payable monthly (“2013 Debenture”)	-	$1,350,000

Convertible debenture payable to two directors and officers of the Company, unsecured, 10% annual interest rate,

payable monthly (“2018 Debenture”)

Convertible debenture payable to Power up lending group,

Unsecured, 8% annual interest rate, payable monthly

(“August 2019 Debenture”)

	$464,968 $10,252	$440,358 -
	$1,525,220	$1,790,358